Material accounting policies - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Sep. 04, 2024 USD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2023 USD ($)	May 01, 2022 USD ($)	Jun. 30, 2021 AUD ($)
Disclosure of summary of significant accounting policies [line items]
Consolidated loss after income tax				$ 26,778,000		$ 20,465,000		$ 25,014,000
Net current asset position				19,700,000
Net cash outflows from operating activities				9,600,000
Consolidated cash in hand and at bank				1,657,000		5,241,000		7,361,000			$ 27,587,000
Proceeds from issuing shares				$ 2,914,000		$ 12,972,000		$ 3,726,000
Increase of aggregate offering price	$ 50,000,000
At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Aggregate offering										$ 35,000,000
Proceeds from issuing shares					$ 1,656,016		$ 4,203,221
American Depository Shares [member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Number of shares represented by one depositary receipt										100
Net amount eligible to be offered for issue									$ 22,600,000
Major ordinary share transactions [member] | At The Market Equity Program [Member]
Disclosure of summary of significant accounting policies [line items]
Proceeds from the issuance of common stock		$ 816,373	$ 3,609,757
Licensing agreement for paxalisib [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement				15 years	15 years
Licensing agreement for EVT801 [member]
Disclosure of summary of significant accounting policies [line items]
Remaining useful life,licensing agreement				12.5 years	12.5 years